Accounts Receivable (Details) (USD $) In Thousands, unless otherwise specified	Feb. 28, 2013	Feb. 29, 2012
Accounts Receivable
Costs and estimated earnings in excess of billings	$ 4,265	$ 14,570
Trade	48,392	60,172
Retainages	3,129	5,358
Accounts receivable, gross	55,786	80,100
Allowance for doubtful accounts	(3,515)	(3,259)
Accounts receivable, net	$ 52,271	$ 76,841